LEASES - Narratives (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) contract	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
LEASES
Sublease income	¥ 163	¥ 143	¥ 119
Negative lease expense recognized under the relief using variable lease expense approach		¥ 98	¥ 281
Number of lease contracts | contract	16
Non-cancellable lease contracts not reflected in consolidate balance sheets	¥ 4,051